1933 Act Registration No. 333-148014

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐ Pre-Effective    ☒ Post-Effective
Amendment No.       Amendment No. 1

EVERGREEN MUNICIPAL TRUST

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (617) 210-3200

200 Berkeley Street
Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

This filing is being made solely for the purpose of adding Exhibits 12(a), 12(b), 12(c), 12(d), 12(e), 12(f), 12(g), and 12(h). No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted, or superseded hereby.

EVERGREEN MUNICIPAL TRUST

PART C

OTHER INFORMATION

Item 15. Indemnification.

Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

Provisions for the indemnification of the Registrant’s Trustees and officers are also contained in the Registrant’s Amended and Restated Declaration of Trust. The Registrant’s Amended and Restated Declaration of Trust was included in the Registrant’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

Provisions for the indemnification of the Registrant’s Investment Advisor are contained in the Investment Advisory Agreement. The Registrant’s Investment Advisory Agreement was included in the Registrant’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

Provisions for the indemnification of Evergreen Investment Services, Inc., the Registrant’s principal underwriter and administrator, are contained in the Principal Underwriting Agreement and Master Administrative Services Agreement between Evergreen Investment Services, Inc. and the Registrant. The Registrant’s Principal Underwriting Agreement and Master Administrative Services Agreement were included in the Registrant’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant’s transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant. The Registrant’s Master Transfer and Recordkeeping Agreement were included in the Registrant’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

Provisions for the indemnification of State Street Bank and Trust Co., the Registrant’s custodian, is contained in the Custodian Agreement between State Street Bank and Trust Co. and the Registrant. The Registrant’s Custodian Agreement was included in the Registrant’s Post-

Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033. Amendments thereto were included in the Registrant’s Post-Effective Amendment Nos. 51 and 55, filed on December 26, 2006 and July 30, 3007, respectively, Registration No. 333-36033.

Provisions for the indemnification of State Street Bank and Trust Co., the Registrant’s financial administrator, is contained in the Tax Services Administration Agreement between State Street Bank and Trust Co. and Evergreen Investment Services, Inc. The Registrant’s Tax Services Administration Agreement was included in the Registrant’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The response to this item is incorporated by reference to the sub-caption “Liability and Indemnification of Trustees” under the caption “Information on Shareholders’ Rights” in the previously filed Part A of this Registration Statement.

Item 16. Exhibits.

1. Amended and Restated Declaration of Trust. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

2. Amended and Restated Bylaws. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 25 filed on July 25, 2001, Registration No. 333-36033.

3. Not applicable.

4. Form of Agreements and Plans of Reorganization. Exhibit A to each Prospectus/Proxy Statement incorporated by reference in the previously filed Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Municipal Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII. and Bylaws Articles II., III., and VIII., included as part of Exhibits 1 and 2 of this Registration Statement.

6. Investment Advisory and Management Agreement between Evergreen Investment Management Company, LLC and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

7.(a) Principal Underwriting Agreement between Evergreen Investment Services, Inc. and the Registrant. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

7.(b) Amended Dealer Agreement used by Evergreen Investment Services, Inc. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 41 filed on October 28, 2004, Registration No. 333-36033.

8. Deferred Compensation Plan. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 27 filed on December 27, 2001, Registration No. 333-36033.

9.(a) Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

9.(b) Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company. Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 Filed on December 26, 2006, Registration No. 333-36033.

9.(c) Amended Pricing Schedule to Custodian Agreement between Registrant and State Street Bank and Trust Co. Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 Filed on December 26, 2006, Registration No. 333-36033.

9.(d) Amendment dated July 6, 2000 to Custodian Agreement between the Registrant and State Street Bank and Trust Co. Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

9.(e) Amendment dated June 29, 2001 to Custodian Agreement between the Registrant and State Street Bank and Trust Co. Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

9.(f) Amendment dated January 19, 2006 to Custodian Agreement between the Registrant and State Street Bank and Trust Co. Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

10.(a) Distribution Plans for Classes A, B, and C. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

10.(b) Multiple Class Plan. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 38 filed on December 23, 2003, Registration No. 333-36033.

11. Opinion and Consent of Richards, Layton & Finger P.A. Incorporated by reference to Evergreen Municipal Trust’s Registration Statement on Form N-14 filed on December 12, 2007, Registration No. 333-148014.

12.(a) Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Alabama Municipal Bond Fund and Evergreen Municipal Bond Fund. Contained herein.

12.(b) Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Connecticut Municipal Bond Fund and Evergreen Municipal Bond Fund. Contained herein.

12.(c) Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Georgia Municipal Bond Fund and Evergreen Municipal Bond Fund. Contained herein.

12.(d) Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Maryland Municipal Bond Fund and Evergreen Municipal Bond Fund. Contained herein.

12.(e) Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen New Jersey Municipal Bond Fund and Evergreen Municipal Bond Fund. Contained herein.

12.(f) Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen New York Municipal Bond Fund and Evergreen Municipal Bond Fund. Contained herein.

12.(g) Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen South Carolina Municipal Bond Fund and Evergreen Municipal Bond Fund. Contained herein.

12.(h) Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Virginia Municipal Bond Fund and Evergreen Municipal Bond Fund. Contained herein.

13. Not applicable.

14.(a) Consent of KPMG LLP. Incorporated by reference to Evergreen Municipal Trust’s Pre-effective Amendment No. 3 to Registration Statement on Form N-14, filed on January 30, 2008, Registration No.
333-148014.

14.(b) Consent of Ropes & Gray LLP. Incorporated by reference to Evergreen Municipal Trust’s Registration Statement on Form N-14, filed on December 12, 2007, Registration No. 333-148014.

15. Not applicable.

16. Powers of Attorney. Incorporated by reference to Evergreen Municipal Trust’s Registration Statement on Form N-14 filed on December 12, 2007, Registration No. 333-148014.

17. Proxy Card. Incorporated by reference to Evergreen Municipal Trust’s Registration Statement on Form N-14 filed on December 12, 2007, Registration No. 333-148014.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of April 2008.

EVERGREEN MUNICIPAL TRUST

By: /s/ Michael H. Koonce

Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of April 2008.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Kasey Phillips

Dennis H. Ferro*	Michael H. Koonce*	Kasey Phillips*
President (Chief Executive Officer) (Chief Investment Officer)	Secretary	Treasurer (Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/ K. Dun Gifford	/s/ William Walt Pettit

Charles A. Austin III* Trustee	K. Dun Gifford* Trustee	William Walt Pettit* Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner

Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.

Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Patricia A. Norris

Richard J. Shima*	Patricia A. Norris*
Trustee	Trustee

*By: /s/ Catherine E. Kennedy

Catherine E. Kennedy
Attorney-in-Fact

* Catherine E. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS

EXHIBIT NO.	EXHIBIT

12.(a)	Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Alabama Municipal Bond Fund and Evergreen Municipal Bond Fund.

12.(b)	Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Connecticut Municipal Bond Fund and Evergreen Municipal Bond Fund.

12.(c)	Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Georgia Municipal Bond Fund and Evergreen Municipal Bond Fund.

12.(d)	Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Maryland Municipal Bond Fund and Evergreen Municipal Bond Fund.

12.(e)	Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen New Jersey Municipal Bond Fund and Evergreen Municipal Bond Fund.

12.(f)	Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen New York Municipal Bond Fund and Evergreen Municipal Bond Fund.

12.(g)	Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen South Carolina Municipal Bond Fund and Evergreen Municipal Bond Fund.

12.(h)	Opinion of Ropes & Gray LLP as to tax matters relating to Evergreen Virginia Municipal Bond Fund and Evergreen Municipal Bond Fund.